CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (27,271)	$ (8,882)	$ (8,464)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	776	86	66
Share-based compensation	812	596	546
(Increase) decrease in prepaid expenses and other receivables	157	283	(509)
Increase in long term prepaid expenses	(1,889)	(123)	(16)
Change in the fair value of warrants to convertible preferred shares	13,257	203	994
Non-cash financial (income) expenses, net	29	(153)	12
Increase in trade payables	239	114	148
Increase in other payables and accrued expenses	2,078	625	313
Net cash used in operating activities	(11,812)	(7,251)	(6,910)
Cash flows from investing activities:
Investment in short-term deposits	(8,082)	(70,200)	(54,270)
Redemption of short-term deposits	30,282	66,150	45,400
Purchase of property and equipment	(2,927)	(3,767)	(1,293)
Net cash (used in) provided by investing activities	19,273	(7,817)	(10,163)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares and warrants			5,250
Proceeds from issuance of series B Preferred shares, net		28,726
Proceeds from exercise of warrants		571	1,019
Proceeds from exercise of options	111	20
Acquisition of non-controlling interest			(946)
Net cash provided by financing activities	111	29,317	5,323
Effect of exchange rate changes on cash, cash equivalents and restricted cash	108	84	(18)
(Decrease) increase in cash and cash equivalents and restricted cash	7,680	14,333	(11,768)
Cash, cash equivalents and restricted cash at the beginning of the year	16,174	1,841	13,609
Cash, cash equivalents and restricted cash at the end of the year	23,854	16,174	$ 1,841
Non-cash transactions:
Receivables from exercise of warrants to ordinary shares			541
Supplemental disclosures of cash flow information:
Income tax payments	103	218
Interest received	$ 351	$ 541	$ 780